Restricted cash and time deposits over three months	12 Months Ended
Dec. 31, 2022
Restricted cash and time deposits over three months
Restricted cash and time deposits over three months

22   Restricted cash and time deposits over three months

	As at December 31,
	2021	2022
	RMB’000	RMB’000
Pledged bank deposits	1,043,718	198,320
Accrued interests	6,444	1,238
Time deposits with initial terms over three months	10,265	144,256
	1,060,427	343,814

As at December 31, 2021, RMB670,022,000 (USD105,090,000) of the bank deposits had been pledged for short-term borrowings of the Group with weighted average interest rate of 0.94% per annum, RMB368,866,000 (USD57,855,000) had been pledged for currency swaps, and RMB4,830,000 had been pledged for business guarantees.

As at December 31, 2022, RMB192,989,000 (USD27,710,000) were pledged for currency swaps, and RMB5,331,000 was pledged for business guarantee.